JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

CORPORATE BONDS - 59.5%	Coupon	Maturity	Par Value	Value
Finance - 31.3%
American Express Co.	2.500%	07/30/24	$ 2,900,000	$ 2,820,214
AON plc	3.500%	06/14/24	635,000	623,342
AON plc	3.875%	12/15/25	2,700,000	2,595,839
Bank of America Corp., Series L	3.875%	08/01/25	2,765,000	2,675,467
Branch Banking & Trust Co.	3.625%	09/16/25	1,500,000	1,416,819
Chubb INA Holdings, Inc.	3.350%	05/15/24	2,697,000	2,651,406
Essex Portfolio, L.P.	3.875%	05/01/24	1,950,000	1,918,162
Essex Portfolio, L.P.	3.375%	04/15/26	1,654,000	1,562,241
Fifth Third Bancorp	4.300%	01/16/24	1,685,000	1,669,636
Fifth Third Bancorp	2.375%	01/28/25	1,770,000	1,679,972
Fifth Third Bancorp	6.339%	07/27/29	1,500,000	1,480,768
Huntington Bancshares, Inc.	2.625%	08/06/24	4,500,000	4,347,943
JPMorgan Chase & Co.	3.875%	09/10/24	1,745,000	1,708,699
JPMorgan Chase & Co.	3.540%	05/01/28	1,000,000	919,314
KeyCorp, Series O	4.150%	10/29/25	4,200,000	3,961,757
Marsh & McLennan Co., Inc.	3.500%	06/03/24	1,365,000	1,342,312
Marsh & McLennan Co., Inc.	3.500%	03/10/25	1,000,000	968,969
Microsoft Corp.	3.125%	11/03/25	2,500,000	2,394,367
Morgan Stanley, Series F	3.700%	10/23/24	1,675,000	1,636,318
Morgan Stanley, Series F	4.000%	07/23/25	2,750,000	2,658,524
National Retail Properties, Inc.	3.900%	06/15/24	1,197,000	1,176,775
National Retail Properties, Inc.	4.000%	11/15/25	2,965,000	2,839,242
PNC Financial Services Group, Inc. (The)	3.900%	04/29/24	3,440,000	3,393,724
Private Export Funding Corp., 144A	5.500%	03/14/25	2,000,000	1,987,015
Suntrust Bank, Inc.	4.000%	05/01/25	3,002,000	2,896,752
U.S. Bancorp, Series W	3.600%	09/11/24	1,594,000	1,556,747
U.S. Bancorp, Series MTN	3.100%	04/27/26	2,655,000	2,467,137
Wells Fargo & Co., Series N	3.550%	09/29/25	600,000	573,098
Wells Fargo & Co., Series M	4.100%	06/03/26	2,550,000	2,422,615
				60,345,174
Industrials - 15.2%
Becton Dickinson and Co.	3.363%	06/06/24	2,235,000	2,195,385
Burlington Northern Santa Fe	3.750%	04/01/24	1,460,000	1,445,157
CVS Health Corp.	3.875%	07/20/25	3,295,000	3,182,848
Dover Corp.	3.150%	11/15/25	4,548,000	4,310,717

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 59.5% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 15.2% (Continued)
Enterprise Products Operating, LLC	3.750%	02/15/25	$ 1,500,000	$ 1,457,095
Johnson Controls International plc	3.625%	07/02/24	2,936,000	2,885,582
Johnson Controls International plc	3.900%	02/14/26	555,000	531,355
Kroger Co. (The)	4.000%	02/01/24	3,600,000	3,575,640
Norfolk Southern Corp.	5.590%	05/17/25	1,000,000	995,074
Roper Technologies, Inc.	1.000%	09/15/25	3,510,000	3,206,733
Shell International	3.250%	05/11/25	3,115,000	3,008,443
Union Pacific Corp.	3.150%	03/01/24	1,700,000	1,680,779
Verizon Communications, Inc.	2.100%	03/22/28	1,000,000	859,340
				29,334,148
Utilities - 13.0%
Duke Energy Corp.	0.900%	09/15/25	3,507,000	3,191,417
Eversource Energy, Series H	3.150%	01/15/25	500,000	483,404
Eversource Energy, Series U	1.400%	08/15/26	1,240,000	1,099,115
Florida Power & Light Co.	4.400%	05/15/28	4,390,000	4,235,744
Georgia Power Co., Series 2019-A	2.200%	09/15/24	3,043,000	2,934,734
Interstate Power & Light Co.	3.400%	08/15/25	4,472,000	4,265,601
National Rural Utilities Cooperative Finance Corp. (The)	2.950%	02/07/24	1,830,000	1,811,058
National Rural Utilities Cooperative Finance Corp. (The)	2.850%	01/27/25	1,705,000	1,643,287
National Rural Utilities Cooperative Finance Corp. (The)	3.250%	11/01/25	900,000	858,138
Virginia Electric & Power Co., Series A	3.500%	03/15/27	1,000,000	935,374
Xcel Energy, Inc.	3.300%	06/01/25	3,720,000	3,563,749
				25,021,621

Total Corporate Bonds (Cost $120,708,204)				$ 114,700,943

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.9%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 4.8%
FHLMC, Series 2989, Class TG	5.000%	06/01/25	$ 35,005	$ 34,768
FHLMC, Pool #SB-0037	2.500%	12/01/27	419,856	396,470
FHLMC, Pool #G1-5973	3.000%	07/01/31	792,712	719,408

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.9% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 4.8% (Continued)
FHLMC, Pool #V6-1479, Series V6-1479	2.500%	01/01/32	$ 2,781,895	$ 2,547,103
FHLMC, Pool #G1-8642	3.500%	04/01/32	919,817	863,620
FHLMC, Pool #ZT-1964	3.500%	06/01/32	766,042	724,170
FHLMC, Pool #G1-6330	3.500%	08/01/32	785,632	745,843
FHLMC, Series 4980, Class DB	1.250%	10/25/34	2,302,359	1,999,269
FHLMC, Pool #ZS-9286	4.500%	04/01/35	714,683	678,876
FHLMC, Series 4198, Class BE	2.000%	10/15/40	69,733	68,265
FHLMC, Series 4125, Class KP	2.500%	05/15/41	424,116	392,103
FHLMC, Series 4009, Class PA	2.000%	06/15/41	67,789	62,664
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	4.610%	04/01/42	11,275	11,166
				9,243,725
Federal National Mortgage Association - 8.1%
FNMA, Series 2013-1, Class LA	1.250%	02/25/28	631,114	584,249
FNMA, Pool #AL9230	3.500%	12/01/29	394,105	377,126
FNMA, Pool #MA0384	5.000%	04/01/30	166,915	160,354
FNMA, Pool #MA4424	1.500%	09/01/31	5,601,467	4,900,637
FNMA, Pool #FM1926	3.000%	09/01/32	823,475	771,452
FNMA, Series 2013-3, Class DK	1.750%	02/25/33	508,735	454,294
FNMA, Pool #FM2287	4.500%	03/01/34	827,074	792,836
FNMA, Series 2020 B	4.500%	07/01/34	1,080,472	1,043,367
FNMA, Pool #FM2989	3.000%	09/01/34	789,340	733,639
FNMA, Pool #AL7077	4.000%	07/01/35	486,432	459,356
FNMA, Series 2020-044, Class TE	2.000%	12/25/35	1,691,834	1,528,601
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	110,965	104,930
FNMA, Pool #AY0089 (RFUCCT1Y + 160) (a)	3.850%	12/01/44	117,581	118,515
FNMA, Pool #AL8183 (RFUCCT1Y + 160) (a)	6.421%	02/01/46	88,160	88,820
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	4,871,043	3,470,259
				15,588,435
Government National Mortgage Association - 0.0% (b)
GNMA, Pool #726475X	4.000%	11/15/24	10,005	9,864

Total Collateralized Mortgage Obligations (Cost $28,537,834)				$ 24,842,024

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 6.0%	Coupon	Maturity	Par Value	Value
Allegheny County Pennsylvania, Series C-79	0.843%	11/01/24	$ 600,000	$ 569,950
Allegheny County Pennsylvania, Series C-79	0.973%	11/01/25	1,835,000	1,675,200
Commonwealth Financing Authority Pennsylvania Revenue, Series 2006-C	5.197%	06/01/26	1,035,000	1,025,842
Franklin County Ohio Convention Facilities Authority, Series 2020-B	1.255%	12/01/25	500,000	455,669
Kentucky State Property and Buildings Commission, Series D	2.080%	11/01/23	700,000	697,873
Kentucky State Property and Buildings Commission Revenue, Series 2009C	6.155%	11/01/29	2,120,000	2,153,509
Pennsylvania State University, Series D	1.545%	09/01/24	1,145,000	1,102,724
Pennsylvania State University, Series D	1.645%	09/01/25	2,000,000	1,863,111
Wisconsin State GO Revenue, Series A	4.330%	05/01/27	2,000,000	1,952,407
Total Municipal Bonds (Cost $12,010,475)				$ 11,496,285

U.S. GOVERNMENT & AGENCIES - 7.3%	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 1.3%
FNMA	0.500%	06/17/25	$ 1,195,000	$ 1,105,675
FNMA	0.375%	08/25/25	1,630,000	1,490,355
				2,596,030
Federal Home Loan Bank - 4.0%
FHLB	5.000%	12/19/23	1,000,000	998,540
FHLB	4.625%	03/14/25	1,870,000	1,849,851
FHLB	1.375%	08/26/26	3,700,000	3,341,693
FHLB	1.375%	09/29/26	1,585,000	1,428,102
				7,618,186
Federal Home Loan Mortgage Corporation - 2.0%
FHLMC	0.450%	07/22/24	4,000,000	3,833,572

Total U.S. Government & Agencies (Cost $14,980,269)				$ 14,047,788

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 13.4%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 13.4%
U.S. Treasury Notes	2.000%	11/15/26	$ 2,300,000	$ 2,115,461
U.S. Treasury Notes	2.750%	07/31/27	10,310,000	9,603,604
U.S. Treasury Notes	2.750%	02/15/28	10,700,000	9,895,828
U.S. Treasury Notes	2.875%	05/15/28	4,520,000	4,188,416
Total U.S. Treasury Obligations (Cost $26,330,196)				$ 25,803,309

CERTIFICATE OF DEPOSIT - 0.1%			Shares	Value
Financials - 0.1%
Goldman Sachs Group, Inc. (The) (Cost $249,989)			250,000	$ 249,809

MONEY MARKET FUNDS - 0.1%			Shares	Value
First American Government Obligations Fund - Class Z, 5.22% (c) (Cost $270,196)			270,196	$ 270,196

Investments at Value - 99.3% (Cost $203,087,163)				$ 191,410,354

Other Assets in Excess of Liabilities - 0.7%				1,337,980

Net Assets - 100.0%				$ 192,748,334

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of September 30, 2023.

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $1,987,015 as of September 30, 2023, representing 1.0% of net assets.
plc	- Public Limited Company
RFUCCT	- Refinitiv USD IBOR Cash Fallbacks

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

CORPORATE BONDS - 44.6%	Coupon	Maturity	Par Value	Value
Finance - 21.6%
Allstate Corp. (The)	5.250%	03/30/33	$ 1,000,000	$ 943,693
American Express Co.	3.950%	08/01/25	4,250,000	4,111,724
Bank of America Corp.	5.202%	04/25/29	4,920,000	4,733,915
Branch Banking & Trust Co.	3.625%	09/16/25	1,145,000	1,081,505
Essex Portfolio, L.P.	3.375%	04/15/26	1,000,000	944,523
Essex Portfolio, L.P.	4.000%	03/01/29	1,216,000	1,103,153
Essex Portfolio, L.P.	3.000%	01/15/30	2,120,000	1,759,544
Fifth Third Bancorp	4.300%	01/16/24	1,700,000	1,684,499
Fifth Third Bancorp	6.339%	07/27/29	3,114,000	3,074,073
Huntington Bancshares, Inc.	4.000%	05/15/25	1,225,000	1,172,139
Huntington Bancshares, Inc.	4.443%	08/04/28	2,775,000	2,567,251
JPMorgan Chase & Co.	3.875%	09/10/24	3,065,000	3,001,240
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	2,500,000	2,285,782
KeyCorp, Series O	4.150%	10/29/25	2,000,000	1,886,551
Marsh & McLennan Co., Inc.	3.500%	06/03/24	1,500,000	1,475,067
Morgan Stanley, Series F	3.700%	10/23/24	4,135,000	4,039,508
Morgan Stanley, Series I (SOFR + 166.9) (a)	4.679%	07/17/26	1,674,000	1,631,381
PNC Financial Services Group, Inc. (The)	3.500%	01/23/24	2,000,000	1,984,066
PNC Financial Services Group, Inc. (The)	3.450%	04/23/29	1,000,000	876,599
Prologis, Inc.	5.125%	01/15/34	3,100,000	2,918,556
Suntrust Bank, Inc.	4.000%	05/01/25	920,000	887,746
Truist Financial Corp., Series J	3.800%	10/30/26	1,500,000	1,377,963
U.S. Bancorp, Series BB	4.967%	07/22/33	5,625,000	4,902,265
Wells Fargo & Co., Series M	4.100%	06/03/26	2,050,000	1,947,592
Wells Fargo & Co., Series Q	3.196%	06/17/27	1,000,000	928,209
Wells Fargo & Co., Series O	4.300%	07/22/27	2,600,000	2,449,386
				55,767,930
Industrials - 11.1%
Becton Dickinson & Co.	3.700%	06/06/27	4,000,000	3,748,948
Burlington Northern Santa Fe	3.650%	09/01/25	485,000	469,556
CVS Health Corp.	4.300%	03/25/28	3,200,000	3,026,221
Dover Corp.	3.150%	11/15/25	2,650,000	2,511,741
Dover Corp.	2.950%	11/04/29	1,495,000	1,290,507
Johnson Controls International plc	3.900%	02/14/26	2,282,000	2,184,780
Kroger Co. (The)	3.500%	02/01/26	2,100,000	1,998,528

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 44.6% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 11.1% (Continued)
Lowes Cos., Inc.	4.500%	04/15/30	$ 2,250,000	$ 2,098,911
Norfolk Southern Corp.	2.900%	06/15/26	3,790,000	3,548,775
Verizon Communications, Inc.	4.016%	12/03/29	3,935,000	3,559,357
Xylem, Inc.	3.250%	11/01/26	4,000,000	3,727,928
Xylem, Inc.	1.950%	01/30/28	500,000	429,753
				28,595,005
Utilities - 11.9%
Berkshire Hathaway, Inc.	3.250%	04/15/28	3,500,000	3,166,010
Duke Energy Corp.	2.650%	09/01/26	1,550,000	1,427,099
Eversource Energy, Series AA	4.750%	05/15/26	1,500,000	1,466,433
Eversource Energy, Series M	3.300%	01/15/28	2,700,000	2,457,323
Florida Power & Light Co.	4.400%	05/15/28	4,515,000	4,356,351
Georgia Power Co., Series 2019-A	2.200%	09/15/24	975,000	940,311
Georgia Power Co., Series 2019B	2.650%	09/15/29	3,500,000	2,972,381
Interstate Power & Light Co.	3.400%	08/15/25	1,035,000	987,231
Interstate Power & Light Co.	4.100%	09/26/28	2,367,000	2,214,677
Interstate Power & Light Co.	2.300%	06/01/30	1,067,000	852,406
National Rural Utilities Cooperative Finance Corp. (The)	3.400%	02/07/28	3,090,000	2,839,033
Virginia Electric & Power Co., Series 2014A	3.450%	02/15/24	565,000	559,411
Virginia Electric & Power Co., Series 2015A	3.100%	05/15/25	394,000	377,660
Virginia Electric & Power Co., Series A	3.800%	04/01/28	2,250,000	2,095,293
Xcel Energy, Inc.	3.300%	06/01/25	4,050,000	3,879,888
				30,591,507

Total Corporate Bonds (Cost $125,119,501)				$ 114,954,442

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.4%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.3%
FHLMC, Series 2985, Class GE	5.500%	06/15/25	$ 11,937	$ 11,867
FHLMC, Pool #J1-2635	4.000%	07/01/25	40,643	39,893
FHLMC, Pool #G1-8642	3.500%	04/01/32	490,220	460,270
FHLMC, Series 4151, Class PA	2.000%	01/15/33	895,141	815,240
FHLMC, Pool #SB-0297	3.000%	03/01/35	1,866,945	1,700,817

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.4% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.3% (Continued)
FHLMC, Pool #G0-8068	5.500%	07/01/35	$ 73,567	$ 73,390
FHLMC, Pool #SC-0047	3.000%	01/01/40	2,959,298	2,584,272
FHLMC, Series 3946, Class LN	3.500%	04/15/41	196,586	186,357
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	4.610%	04/01/42	12,080	11,963
FHLMC, Series 5189, Class PG	2.500%	09/25/51	2,946,830	2,528,786
				8,412,855
Federal National Mortgage Association - 3.1%
FNMA, Pool #MA0384	5.000%	04/01/30	66,766	64,142
FNMA, Pool #MA1237	3.000%	11/01/32	774,258	707,249
FNMA, Pool #FM5050	2.500%	02/01/35	2,119,059	1,965,683
FNMA, Series 2016-99, Class TA	3.500%	03/25/36	188,439	180,955
FNMA, Pool #FS0140	4.000%	11/01/37	3,404,923	3,182,815
FNMA, Pool #AA4392	4.000%	04/01/39	81,940	75,170
FNMA, Series 2011-52, Class PC	3.000%	03/25/41	264,824	252,761
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	4.030%	12/01/41	36,555	36,221
FNMA, Series 2012-128, Class TP	2.000%	11/25/42	435,174	392,019
FNMA, Series 2015-37, Class BA	3.000%	08/25/44	626,841	566,516
FNMA, Pool #AY0089 (RFUCCT1Y + 160) (a)	3.850%	12/01/44	120,771	121,731
FNMA, Series 2016-39, Class LA	2.500%	03/25/45	482,145	429,959
				7,975,221

Total Collateralized Mortgage Obligations (Cost $18,836,540)				$ 16,388,076

MUNICIPAL BONDS - 1.8%	Coupon	Maturity	Par Value	Value
Kansas Development Finance Authority, Series 2015 H	4.091%	04/15/27	$ 3,000,000	$ 2,886,915
Pennsylvania State University, Series 2020 D	1.893%	09/01/26	2,000,000	1,819,835
Total Municipal Bonds (Cost $5,090,604)				$ 4,706,750

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCIES - 6.9%	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 0.9%
FNMA	3.320%	04/01/28	$ 2,500,000	$ 2,277,367

Federal Home Loan Bank - 6.0%
FHLB	2.875%	09/13/24	1,500,000	1,463,428
FHLB	1.950%	09/10/25	4,000,000	3,759,460
FHLB	3.250%	11/16/28	1,800,000	1,684,369
FHLB	4.750%	12/10/32	9,000,000	8,719,094
				15,626,351

Total U.S. Government & Agencies (Cost $19,333,552)				$ 17,903,718

U.S. TREASURY OBLIGATIONS - 38.8%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 38.8%
U.S. Treasury Notes	2.000%	08/15/25	$ 500,000	$ 472,324
U.S. Treasury Notes	2.250%	08/15/27	4,000,000	3,655,313
U.S. Treasury Notes	0.625%	12/31/27	14,500,000	12,261,563
U.S. Treasury Notes	2.750%	02/15/28	9,700,000	8,970,984
U.S. Treasury Notes	1.375%	10/31/28	14,550,000	12,412,969
U.S. Treasury Notes	3.125%	11/15/28	13,000,000	12,103,203
U.S. Treasury Notes	2.625%	02/15/29	14,000,000	12,663,438
U.S. Treasury Notes	3.500%	01/31/30	7,750,000	7,264,414
U.S. Treasury Notes	1.500%	02/15/30	13,700,000	11,357,086
U.S. Treasury Notes	1.375%	11/15/31	14,000,000	10,972,500
U.S. Treasury Notes	2.875%	05/15/32	9,150,000	8,031,984
Total U.S. Treasury Obligations (Cost $105,823,279)				$ 100,165,778

PREFERRED STOCKS - 0.6%			Shares	Value
Financials - 0.6%
Allstate Corp. (The), 5.100%, 01/15/53 (Cost $1,446,031)			59,890	$ 1,542,766

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Government Obligations Fund - Class Z, 5.22% (b) (Cost $368,934)	368,934	$ 368,934

Investments at Value - 99.2% (Cost $276,018,441)		$ 256,030,464

Other Assets in Excess of Liabilities - 0.8%		2,098,946

Net Assets - 100.0%		$ 258,129,410

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	The rate shown is the 7-day effective yield as of September 30, 2023.

plc	- Public Limited Company
RFUCCT	- Refinitiv USD IBOR Cash Fallbacks
SOFR	- Secured Overnight Financing Rate.

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

CORPORATE BONDS - 51.4%	Coupon	Maturity	Par Value	Value
Finance - 22.1%
Allstate Corp. (The)	5.250%	03/30/33	$ 300,000	$ 283,108
American Express Co.	1.650%	11/04/26	250,000	221,178
AON Corp.	3.750%	05/02/29	180,000	163,007
Bank of America Corp.	5.202%	04/25/29	325,000	312,708
Essex Portfolio, L.P.	3.000%	01/15/30	225,000	186,744
Huntington Bancshares, Inc.	2.625%	08/06/24	230,000	222,228
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	295,000	269,722
Marsh & McLennan Cos., Inc.	4.375%	03/15/29	205,000	194,246
Morgan Stanley, Series F	4.000%	07/23/25	290,000	280,353
MSCI, Inc., 144A	4.000%	11/15/29	205,000	180,039
National Retail Properties, Inc.	4.300%	10/15/28	220,000	203,136
PNC Financial Services Group, Inc. (The)	3.450%	04/23/29	335,000	293,661
Prologis, Inc.	5.125%	01/15/34	300,000	282,441
Truist Financial Corp.	2.250%	03/11/30	315,000	241,129
U.S. Bancorp, Series Y	3.000%	07/30/29	450,000	377,198
Wells Fargo & Co., Series O	4.300%	07/22/27	395,000	372,118
				4,083,016
Industrials - 19.9%
Becton Dickinson & Co.	2.823%	05/20/30	230,000	193,405
CCO Holdings, LLC/CCO Holdings Capital Corp., 144A	5.375%	06/01/29	210,000	188,433
Charles River Laboratories International, Inc., 144A	4.250%	05/01/28	205,000	184,129
CVS Health Corp.	4.300%	03/25/28	295,000	278,979
Dover Corp.	2.950%	11/04/29	250,000	215,804
Duke Energy Corp.	2.450%	06/01/30	235,000	190,593
Enterprise Products Operating, LLC	2.800%	01/31/30	325,000	276,129
HCA, Inc.	5.000%	03/15/24	285,000	283,485
Hologic, Inc., 144A	3.250%	02/15/29	215,000	181,686
Lowes Cos., Inc.	4.500%	04/15/30	290,000	270,527
Mattel, Inc., 144A	3.750%	04/01/29	190,000	165,347
MPLX, L.P.	4.875%	12/01/24	200,000	197,169
Roper Technologies, Inc.	2.950%	09/15/29	240,000	207,834
Starbucks Corp.	2.250%	03/12/30	335,000	274,530
T-Mobile U.S., Inc.	2.625%	04/15/26	350,000	323,615

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 51.4% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 19.9% (Continued)
Verizon Communications, Inc.	4.016%	12/03/29	$ 280,000	$ 253,271
				3,684,936
Utilities - 9.4%
Berkshire Hathaway, Inc.	3.250%	04/15/28	220,000	199,006
Eversource Energy, Series R	1.650%	08/15/30	250,000	191,294
Florida Power & Light Co.	5.100%	04/01/33	300,000	290,256
Georgia Power Co., Series 2019B	2.650%	09/15/29	230,000	195,328
Interstate Power & Light Co.	4.100%	09/26/28	210,000	196,486
National Rural Utilities Cooperative Finance Corp. (The)	3.400%	02/07/28	290,000	266,447
Virginia Electric & Power Co., Series A	3.500%	03/15/27	215,000	201,105
Xcel Energy, Inc.	3.400%	06/01/30	220,000	190,007
				1,729,929

Total Corporate Bonds (Cost $10,581,234)				$ 9,497,881

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.3%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 10.8%
FHLMC, Pool #ZS-9278	4.000%	05/01/37	$ 341,108	$ 319,715
FHLMC, Series 4709, Class EA	3.000%	01/15/46	735,940	671,580
FHLMC, Series 5220, Class KC	3.500%	01/25/46	366,718	345,176
FHLMC, Series 5189, Class PG	2.500%	09/25/51	325,594	279,404
FHLMC, Pool #SD-0767	3.000%	11/01/51	457,204	382,961
				1,998,836
Federal National Mortgage Association - 15.5%
FNMA, Pool #MA4424	1.500%	09/01/31	398,833	348,933
FNMA, Pool #MA1222	4.000%	10/01/32	343,333	323,931
FNMA, Pool #AL5491	4.000%	06/01/34	294,211	277,581
FNMA, Pool #MA3071	4.000%	07/01/37	365,444	340,902
FNMA, Pool #FM9469	4.000%	08/01/39	220,218	204,706
FNMA, Pool #AU7025	3.000%	11/01/43	348,869	298,246
FNMA, Pool #MA2895	3.000%	02/01/47	429,546	362,887
FNMA, Pool #FS4520	3.000%	04/01/52	450,259	377,231

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.3% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 15.5% (Continued)
FNMA, Pool #FS4608	3.000%	05/01/52	$ 376,941	$ 316,353
				2,850,770

Total Collateralized Mortgage Obligations (Cost $5,292,817)				$ 4,849,606

U.S. GOVERNMENT & AGENCIES - 1.8%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 1.8%
FHLB (Cost $366,083)	4.750%	12/10/32	$ 350,000	$ 339,076

U.S. TREASURY OBLIGATIONS - 18.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 13.2%
U.S. Treasury Bonds	2.250%	05/15/41	$ 920,000	$ 631,206
U.S. Treasury Bonds	2.375%	02/15/42	1,060,000	732,725
U.S. Treasury Bonds	2.500%	02/15/45	810,000	550,041
U.S. Treasury Bonds	2.000%	02/15/50	260,000	151,775
U.S. Treasury Bonds	2.000%	08/15/51	645,000	372,387
				2,438,134
U.S. Treasury Notes - 4.8%
U.S. Treasury Notes	1.500%	11/30/24	135,000	129,136
U.S. Treasury Notes	2.875%	05/15/32	440,000	386,237
U.S. Treasury Notes	3.500%	02/15/33	400,000	367,063
				882,436

Total U.S. Treasury Obligations (Cost $3,925,466)				$ 3,320,570

PREFERRED STOCKS - 0.9%			Shares	Value
Financials - 0.9%
Allstate Corp. (The), 5.100%, 01/15/53 (Cost $170,386)			6,500	$ 167,440

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.8%	Shares	Value
First American Government Obligations Fund - Class Z, 5.22% (b) (Cost $140,844)	140,844	$ 140,844

Investments at Value - 99.2% (Cost $20,476,830)		$ 18,315,417

Other Assets in Excess of Liabilities - 0.8%		145,884

Net Assets - 100.0%		$ 18,461,301

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	The rate shown is the 7-day effective yield as of September 30, 2023.

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $899,634 as of September 30, 2023, representing 4.9% of net assets.
SOFR	- Secured Overnight Financing Rate.

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF FUTURES CONTRACTS
September 30, 2023 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Depreciation
Index Futures
Ultra 10-Year U.S. Treasury Note Future	8	12/29/2023	$ 892,500	$ (31,847)

The average monthly notional value of futures contracts during the nine months ended September 30, 2023 was $812,678.

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

CORPORATE BONDS - 58.5%	Coupon	Maturity	Par Value	Value
Finance - 29.6%
Allstate Corp.	0.750%	12/15/25	$ 2,000,000	$ 1,798,048
American Express Co.	2.500%	07/30/24	3,647,000	3,546,662
AON plc	3.875%	12/15/25	3,999,000	3,844,726
Bank of America Corp., Series L	3.875%	08/01/25	4,599,000	4,450,080
Branch Banking & Trust Co.	3.625%	09/16/25	4,540,000	4,288,239
Chubb INA Holdings, Inc.	3.350%	05/15/24	3,164,000	3,110,512
Essex Portfolio, L.P.	3.875%	05/01/24	2,177,000	2,141,456
Essex Portfolio, L.P.	3.500%	04/01/25	1,720,000	1,654,653
Essex Portfolio, L.P.	3.375%	04/15/26	565,000	533,655
Fifth Third Bancorp	4.300%	01/16/24	3,964,000	3,927,856
Goldman Sachs Group, Inc. (The)	3.625%	02/20/24	1,000,000	990,578
Huntington Bancshares, Inc.	2.625%	08/06/24	3,840,000	3,710,245
JPMorgan Chase & Co.	3.875%	09/10/24	4,704,000	4,606,144
KeyCorp, Series O	4.150%	10/29/25	4,562,000	4,303,224
Marsh & McLennan Co., Inc.	3.500%	06/03/24	3,010,000	2,959,969
Marsh & McLennan Co., Inc.	3.500%	03/10/25	765,000	741,261
Morgan Stanley, Series F	3.700%	10/23/24	200,000	195,381
Morgan Stanley, Series F	4.000%	07/23/25	4,200,000	4,060,290
National Retail Properties, Inc.	4.000%	11/15/25	3,450,000	3,303,671
PNC Financial Services Group, Inc. (The)	3.900%	04/29/24	1,345,000	1,326,907
Private Export Funding Corp., 144A	5.500%	03/14/25	2,000,000	1,987,015
U.S. Bancorp, Series MTN	3.100%	04/27/26	4,790,000	4,451,068
Wells Fargo & Co., Series N	3.550%	09/29/25	830,000	792,786
Wells Fargo & Co., Series M	4.100%	06/03/26	2,770,000	2,631,625
				65,356,051
Industrials - 15.8%
Becton Dickinson and Co.	3.363%	06/06/24	750,000	736,706
Burlington Northern Santa Fe	3.750%	04/01/24	500,000	494,917
Burlington Northern Santa Fe	3.650%	09/01/25	3,970,000	3,843,584
CVS Health Corp.	3.875%	07/20/25	4,100,000	3,960,449
Dover Corp.	3.150%	11/15/25	4,515,000	4,279,438
Enterprise Products Operating, LLC	3.750%	02/15/25	500,000	485,698
Johnson Controls International plc	3.625%	07/02/24	4,252,000	4,178,983
Kroger Co. (The)	4.000%	02/01/24	3,795,000	3,769,321
Norfolk Southern Corp.	5.590%	05/17/25	1,280,000	1,273,695

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 58.5% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 15.8% (Continued)
Norfolk Southern Corp.	3.650%	08/01/25	$ 3,300,000	$ 3,181,567
Roper Technologies, Inc.	1.000%	09/15/25	1,555,000	1,420,647
Union Pacific Corp.	3.150%	03/01/24	2,800,000	2,768,342
Union Pacific Corp.	3.750%	03/15/24	450,000	445,531
Verizon Communications, Inc.	2.100%	03/22/28	1,000,000	859,340
Walt Disney Co. (The)	1.750%	01/13/26	3,429,000	3,157,407
				34,855,625
Utilities - 13.1%
Duke Energy Corp.	2.650%	09/01/26	4,610,000	4,244,469
Eversource Energy, Series H	3.150%	01/15/25	1,495,000	1,445,377
Eversource Energy, Series AA	4.750%	05/15/26	795,000	777,210
Eversource Energy, Series U	1.400%	08/15/26	1,260,000	1,116,843
Florida Power & Light Co.	4.400%	05/15/28	4,370,000	4,216,447
Georgia Power Co., Series 2019-A	2.200%	09/15/24	500,000	482,211
Interstate Power & Light Co.	3.250%	12/01/24	1,910,000	1,849,302
Interstate Power & Light Co.	3.400%	08/15/25	2,895,000	2,761,386
National Rural Utilities Cooperative Finance Corp. (The)	2.950%	02/07/24	2,625,000	2,597,828
National Rural Utilities Cooperative Finance Corp. (The)	2.850%	01/27/25	1,875,000	1,807,134
Virginia Electric & Power Co., Series A	3.800%	04/01/28	3,585,000	3,338,500
Xcel Energy, Inc.	3.300%	06/01/25	4,610,000	4,416,365
				29,053,072

Total Corporate Bonds (Cost $135,971,400)				$ 129,264,748

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.3%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.8%
FHLMC, Pool #J1-2635	4.000%	07/01/25	$ 12,774	$ 12,538
FHLMC, Series 4287, Class AB	2.000%	12/15/26	183,039	171,641
FHLMC, Pool #J3-2364	2.500%	11/01/28	765,216	718,268
FHLMC, Pool #ZS-7207	3.500%	07/01/30	721,671	686,026
FHLMC, Pool #G1-8642	3.500%	04/01/32	686,309	644,378
FHLMC, Pool #ZT-1964	3.500%	06/01/32	1,489,507	1,408,092

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.3% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.8% (Continued)
FHLMC, Pool #G1-6330	3.500%	08/01/32	$ 743,166	$ 705,528
FHLMC, Pool #SB-0380	3.500%	02/01/34	778,125	729,815
FHLMC, Series 4198, Class BE	2.000%	10/15/40	192,421	188,369
FHLMC, Series 5050, Class BG	1.000%	01/15/41	811,934	711,283
FHLMC, Series 5902, Class XC	1.500%	01/15/41	1,820,143	1,516,003
FHLMC, Series 4009, Class PA	2.000%	06/15/41	234,653	216,914
FHLMC, Series 4709, Class EA	3.000%	01/15/46	724,790	661,404
				8,370,259
Federal National Mortgage Association - 7.5%
FNMA, Pool #AN2351	2.150%	09/01/26	2,000,000	1,833,784
FNMA, Pool #AT2060	2.500%	04/01/28	744,854	698,276
FNMA, Pool #AL9230	3.500%	12/01/29	656,841	628,543
FNMA, Pool #FM1536	2.500%	11/01/30	292,145	275,872
FNMA, Pool #MA4424	1.500%	09/01/31	1,107,474	968,912
FNMA, Pool #MA1106	3.000%	07/01/32	1,854,578	1,694,072
FNMA, Series 2013-3, Class DK	1.750%	02/25/33	508,735	454,294
FNMA, Pool #FM2287	4.500%	03/01/34	622,671	596,895
FNMA, Pool #FM2989	3.000%	09/01/34	907,742	843,684
FNMA, Pool #AL7077	4.000%	07/01/35	977,904	923,470
FNMA, Pool #833200	5.500%	09/01/35	219,518	218,690
FNMA, Series 2020-044, Class TE	2.000%	12/25/35	2,071,288	1,871,443
FNMA, Pool #FM2293	4.000%	09/01/36	1,703,807	1,605,904
FNMA, Pool #FM7224	4.500%	11/01/38	877,888	847,740
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	4.030%	12/01/41	36,555	36,221
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	74,976	70,899
FNMA, Series 2015-28, Class P	2.500%	05/25/45	2,205,136	1,964,008
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	1,590,545	1,133,146
				16,665,853
Government National Mortgage Association - 0.0% (b)
GNMA, Pool #726475X	4.000%	11/15/24	10,005	9,864

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.3% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association - 0.0% (b) (Continued)
GNMA, Pool #728920	4.000%	12/15/24	$ 14,012	$ 13,802
				23,666

Total Collateralized Mortgage Obligations (Cost $28,523,378)				$ 25,059,778

MUNICIPAL BONDS - 3.3%	Coupon	Maturity	Par Value	Value
Allegheny County Pennsylvania, Series C-79	0.694%	11/01/23	$ 2,200,000	$ 2,191,486
Franklin County Ohio Convention Facilities, Series 2020 B	1.155%	12/01/24	550,000	521,063
Kentucky State Property and Buildings Commission Revenue, Series 2009C	6.155%	11/01/29	4,605,000	4,677,788
Total Municipal Bonds (Cost $7,515,058)				$ 7,390,337

U.S. GOVERNMENT & AGENCIES - 7.2%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 5.4%
FHLB	5.000%	12/19/23	$ 4,700,000	$ 4,693,139
FHLB	4.625%	03/14/25	2,180,000	2,156,511
FHLB	1.375%	08/26/26	4,100,000	3,702,957
FHLB	1.375%	09/29/26	1,600,000	1,441,617
				11,994,224
Federal Home Loan Mortgage Corporation - 1.8%
FHLMC	0.450%	07/22/24	4,000,000	3,833,572

Total U.S. Government & Agencies (Cost $16,586,773)				$ 15,827,796

U.S. TREASURY OBLIGATIONS - 18.4%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 18.4%
U.S. Treasury Notes	2.250%	04/30/24	$ 1,100,000	$ 1,079,590
U.S. Treasury Notes (13WK T-BILL + 750) (a)	5.328%	04/30/24	3,000,000	2,998,421
U.S. Treasury Notes	1.500%	02/15/25	4,000,000	3,798,750
U.S. Treasury Notes	2.000%	08/15/25	5,800,000	5,478,961
U.S. Treasury Notes	2.750%	07/31/27	9,280,000	8,644,175
U.S. Treasury Notes	2.750%	02/15/28	12,210,000	11,292,342

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 18.4% (Continued)	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 18.4% (Continued)
U.S. Treasury Notes	2.875%	05/15/28	$ 7,925,000	$ 7,343,627
Total U.S. Treasury Obligations (Cost $41,611,562)				$ 40,635,866

MONEY MARKET FUNDS - 0.8%			Shares	Value
First American Government Obligations Fund - Class Z, 5.22% (c) (Cost $1,853,255)			1,853,255	$ 1,853,255

Investments at Value - 99.5% (Cost $232,061,426)				$ 220,031,780

Other Assets in Excess of Liabilities - 0.5%				1,130,257

Net Assets - 100.0%				$ 221,162,037

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of September 30, 2023.

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $1,987,015 as of September 30, 2023, representing 0.9% of net assets.
plc	- Public Limited Company
RFUCCT	- Refinitiv USD IBOR Cash Fallbacks.

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF FUTURES CONTRACTS
September 30, 2023 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Depreciation
Index Futures
E-Mini S&P 500 Future	1,018	12/18/2023	$ 220,167,950	$ (9,875,044)

The average monthly notional value of futures contracts during the nine months ended September 30, 2023 was $222,609,557.

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

CORPORATE BONDS - 38.2%	Coupon	Maturity	Par Value	Value
Finance - 16.8%
Allstate Corp. (The)	5.250%	03/30/33	$ 27,775,000	$ 26,211,066
American Express Co.	1.650%	11/04/26	2,870,000	2,539,124
American Express Co.	2.550%	03/04/27	6,011,000	5,427,828
AON Corp.	3.750%	05/02/29	10,646,000	9,640,961
AON plc	3.875%	12/15/25	850,000	817,209
Bank of America Corp.	5.202%	04/25/29	29,610,000	28,490,081
Essex Portfolio, L.P.	3.000%	01/15/30	9,426,000	7,823,335
Essex Property Trust, Inc.	3.625%	05/01/27	2,298,000	2,122,273
Fifth Third Bancorp	4.300%	01/16/24	11,815,000	11,707,271
Fifth Third Bancorp	2.375%	01/28/25	2,763,000	2,622,464
Huntington Bancshares, Inc.	2.625%	08/06/24	2,275,000	2,198,127
Huntington Bancshares, Inc.	4.443%	08/04/28	8,500,000	7,863,651
Huntington Bancshares, Inc.	2.550%	02/04/30	10,628,000	8,377,154
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	6,360,000	5,815,030
KeyCorp, Series O	4.100%	04/30/28	3,640,000	3,214,667
KeyCorp	2.550%	10/01/29	9,755,000	7,606,360
Marsh & McLennan Cos., Inc.	4.375%	03/15/29	14,892,000	14,110,817
Morgan Stanley, Series F	4.000%	07/23/25	2,050,000	1,981,808
PNC Financial Services	5.939%	08/18/34	7,400,000	7,110,217
PNC Financial Services Group, Inc. (The)	3.450%	04/23/29	11,850,000	10,387,698
Prologis, Inc.	3.875%	09/15/28	3,470,000	3,217,777
Prologis, Inc.	5.125%	01/15/34	6,085,000	5,728,843
Truist Financial Corp., Series H	3.875%	03/19/29	14,735,000	12,895,450
Truist Financial Corp.	2.250%	03/11/30	22,716,000	17,388,851
U.S. Bancorp, Series Y	3.000%	07/30/29	22,455,000	18,822,157
U.S. Bancorp, Series BB	4.967%	07/22/33	10,985,000	9,573,576
Wells Fargo & Co., Series M	4.100%	06/03/26	17,030,000	16,179,268
Wells Fargo & Co., Series O	4.300%	07/22/27	14,199,000	13,376,476
				263,249,539
Industrials - 10.1%
Becton Dickinson & Co.	3.700%	06/06/27	9,500,000	8,903,750
Becton Dickinson & Co.	2.823%	05/20/30	11,000,000	9,249,781
Cincinnati Children's Hospital Medical Center, Series 2016Y	2.853%	11/15/26	1,835,000	1,674,638
CVS Health Corp.	4.300%	03/25/28	19,898,000	18,817,422

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.2% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 10.1% (Continued)
CVS Health Corp.	3.750%	04/01/30	$ 5,000,000	$ 4,420,933
Dover Corp.	3.150%	11/15/25	4,302,000	4,077,551
Dover Corp.	2.950%	11/04/29	12,823,000	11,069,007
Duke Energy Corp.	2.450%	06/01/30	16,000,000	12,976,545
Enterprise Products Operating, LLC	4.150%	10/16/28	16,617,000	15,563,619
Johnson Controls International plc	3.900%	02/14/26	6,430,000	6,156,062
Kroger Co. (The)	3.500%	02/01/26	4,350,000	4,139,808
Lowes Cos., Inc.	4.500%	04/15/30	22,502,000	20,990,979
Roper Technologies, Inc.	2.950%	09/15/29	1,000,000	865,975
Starbucks Corp.	2.250%	03/12/30	2,185,000	1,790,593
Verizon Communications, Inc.	4.329%	09/21/28	1,675,000	1,572,891
Verizon Communications, Inc.	4.016%	12/03/29	28,211,000	25,517,925
Walt Disney Co. (The)	3.800%	03/22/30	8,000,000	7,242,992
Xylem, Inc.	1.950%	01/30/28	2,695,000	2,316,368
				157,346,839
Utilities - 11.3%
Berkshire Hathaway, Inc.	3.700%	07/15/30	2,900,000	2,573,690
Duke Energy Corp.	2.650%	09/01/26	12,350,000	11,370,758
Eversource Energy, Series M	3.300%	01/15/28	8,940,000	8,136,470
Eversource Energy, Series O	4.250%	04/01/29	17,808,000	16,584,939
Eversource Energy, Series R	1.650%	08/15/30	232,000	177,521
Florida Power & Light Co.	5.050%	04/01/28	4,730,000	4,671,157
Florida Power & Light Co.	5.100%	04/01/33	27,180,000	26,297,156
Georgia Power Co., Series 2019B	2.650%	09/15/29	28,141,000	23,898,790
Interstate Power & Light Co.	3.400%	08/15/25	2,525,000	2,408,463
Interstate Power & Light Co.	4.100%	09/26/28	20,685,000	19,353,861
Interstate Power & Light Co.	2.300%	06/01/30	6,410,000	5,120,826
National Rural Utilities Cooperative Finance Corp. (The)	3.400%	02/07/28	2,335,000	2,145,354
National Rural Utilities Cooperative Finance Corp. (The)	3.700%	03/15/29	3,900,000	3,558,069
National Rural Utilities Cooperative Finance Corp. (The)	2.400%	03/15/30	15,950,000	13,107,259
Virginia Electric & Power Co., Series B	2.950%	11/15/26	4,625,000	4,282,344
Virginia Electric & Power Co., Series A	3.500%	03/15/27	4,777,000	4,468,283
Xcel Energy, Inc.	4.000%	06/15/28	19,682,000	18,432,718

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.2% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 11.3% (Continued)
Xcel Energy, Inc.	3.400%	06/01/30	$ 11,250,000	$ 9,716,273
				176,303,931

Total Corporate Bonds (Cost $688,794,790)				$ 596,900,309

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.1%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 7.4%
FHLMC, Pool #J0-9921	4.000%	07/01/24	$ 6,627	$ 6,566
FHLMC, Series 2877, Class AL	5.000%	10/15/24	3,258	3,239
FHLMC, Series 2985, Class GE	5.500%	06/15/25	25,366	25,217
FHLMC, Series 4287, Class AB	2.000%	12/15/26	343,199	321,826
FHLMC, Pool #ZA-3721	3.000%	06/01/29	4,066,952	3,822,004
FHLMC, Pool #ZK-6713	3.000%	06/01/29	2,631,170	2,472,697
FHLMC, Pool #C0-1005	8.000%	06/01/30	511	542
FHLMC, Pool #V6-1479, Series V6-1479	2.500%	01/01/32	2,490,234	2,280,059
FHLMC, Pool #G1-8642	3.500%	04/01/32	2,171,823	2,039,133
FHLMC, Pool #ZT-1964	3.500%	06/01/32	3,098,175	2,928,830
FHLMC, Pool #G1-8667	3.500%	11/01/32	1,333,692	1,252,208
FHLMC, Series 4151, Class PA	2.000%	01/15/33	1,567,127	1,427,244
FHLMC, Pool #78-0439 (H15T1Y + 222.3) (a)	5.223%	04/01/33	8,308	8,269
FHLMC, Pool #G0-8068	5.500%	07/01/35	572,761	571,378
FHLMC, Pool #G0-1880	5.000%	08/01/35	27,892	27,338
FHLMC, Pool #G0-6616	4.500%	12/01/35	253,148	243,458
FHLMC, Pool #G3-0933	4.000%	01/01/36	10,188,174	9,592,082
FHLMC, Series 3109, Class ZN	5.500%	02/15/36	595,281	595,781
FHLMC, Pool #G3-1087	4.000%	07/01/38	1,712,453	1,598,734
FHLMC, Series 4887, Class A	3.250%	09/15/38	550,875	511,168
FHLMC, Pool #A8-9335	5.000%	10/01/39	58,109	56,688
FHLMC, Series 3592, Class BZ	5.000%	10/15/39	394,562	387,952
FHLMC, Pool #SC-0047	3.000%	01/01/40	22,278,661	19,455,337
FHLMC, Series 3946, Class LN	3.500%	04/15/41	305,676	289,770
FHLMC, Series 4105, Class PJ	3.500%	06/15/41	343,702	327,116
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	4.610%	04/01/42	63,340	62,725
FHLMC, Series 4087, Class PT	3.000%	07/15/42	370,896	336,204

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.1% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 7.4% (Continued)
FHLMC, Series 4180, Class ME	2.500%	10/15/42	$ 837,739	$ 756,305
FHLMC, Series 4161, Class QA	3.000%	02/15/43	94,839	86,456
FHLMC, Series 4517, Class PC	2.500%	05/15/44	589,162	540,492
FHLMC, Series 4689, Class DA	3.000%	07/15/44	580,781	550,854
FHLMC, Series 4831, Class BA	3.500%	10/15/44	273,582	265,789
FHLMC, Series 4567, Class LA	3.000%	08/15/45	118,763	106,356
FHLMC, Series 4582, Class PA	3.000%	11/15/45	1,584,495	1,403,948
FHLMC, Series 4709, Class EA	3.000%	01/15/46	855,252	780,457
FHLMC, Series 4906, Class DE	2.500%	09/25/49	3,573,880	2,987,659
FHLMC, Pool #SD-2170	3.000%	07/01/51	23,996,039	20,046,724
FHLMC, Pool #SD-7556	3.000%	08/01/52	45,090,090	37,688,130
				115,856,735
Federal National Mortgage Association - 12.5%
FNMA, Pool #MA0384	5.000%	04/01/30	316,304	303,871
FNMA, Pool #AL6923	3.000%	05/01/30	4,574,205	4,298,705
FNMA, Pool #AS5794	3.000%	09/01/30	863,512	808,906
FNMA, Pool #AS6548	2.500%	01/01/31	2,037,310	1,872,999
FNMA, Pool #MA4424	1.500%	09/01/31	33,658,653	29,447,444
FNMA, Pool #AL9309	3.500%	10/01/31	696,126	658,024
FNMA, Pool #MA1107	3.500%	07/01/32	281,787	262,575
FNMA, Pool #725027	5.000%	11/01/33	131,375	128,562
FNMA, Pool #FM5394	3.000%	03/01/34	4,981,758	4,542,412
FNMA, Pool #FM3388	4.000%	03/01/34	690,528	673,277
FNMA, Pool #725704	6.000%	08/01/34	52,061	52,816
FNMA, Pool #FM5050	2.500%	02/01/35	1,127,340	1,045,743
FNMA, Pool #AL7077	4.000%	07/01/35	1,944,757	1,836,505
FNMA, Series 2005-64, Class PL	5.500%	07/25/35	24,359	24,410
FNMA, Pool #BM1971	3.500%	12/01/35	1,222,829	1,135,107
FNMA, Pool #888223	5.500%	01/01/36	185,623	184,923
FNMA, Series 2016-99, Class TA	3.500%	03/25/36	159,449	153,116
FNMA, Pool #995112	5.500%	07/01/36	192,956	192,135
FNMA, Series 2014-20, Class AC	3.000%	08/25/36	86,931	83,635
FNMA, Pool #MA2773	3.000%	10/01/36	4,284,822	3,815,340
FNMA, Pool #AL9623	4.000%	12/01/36	1,553,445	1,464,182
FNMA, Pool #889050	6.000%	05/01/37	111,702	114,361

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.1% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 12.5% (Continued)
FNMA, Pool #MA3186	4.000%	11/01/37	$ 5,264,577	$ 4,911,020
FNMA, Pool #MA3337	4.000%	04/01/38	1,959,273	1,821,943
FNMA, Pool #AA4392	4.000%	04/01/39	411,749	377,730
FNMA, Pool #FM9469	4.000%	08/01/39	6,093,910	5,664,658
FNMA, Pool #CB0114	2.500%	04/01/41	16,146,534	13,485,341
FNMA, Series 2011-53, Class DT	4.500%	06/25/41	100,779	97,688
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	4.030%	12/01/41	36,555	36,221
FNMA, Series 2012-128, Class TP	2.000%	11/25/42	544,880	490,847
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	166,448	157,396
FNMA, Series 2015-72, Class GB	2.500%	12/25/42	1,402,460	1,304,941
FNMA, Series 2013-75, Class EG	3.000%	02/25/43	242,439	218,951
FNMA, Series 2014-28, Class PA	3.500%	02/25/43	199,350	189,270
FNMA, Series 2013-83, Class MH	4.000%	08/25/43	130,010	120,290
FNMA, Pool #AU7025	3.000%	11/01/43	9,676,698	8,272,568
FNMA, Series 2014-4, Class PC	3.000%	02/25/44	917,815	857,730
FNMA, Series 2016-79, Class L	2.500%	10/25/44	1,097,126	988,894
FNMA, Series 2016-39, Class LA	2.500%	03/25/45	1,703,581	1,519,187
FNMA, Series 2016-64, Class PG	3.000%	05/25/45	1,983,359	1,786,322
FNMA, Series 2016-40, Class PA	3.000%	07/25/45	101,949	91,800
FNMA, Series 4768, Class GA	3.500%	09/15/45	2,066,177	1,956,239
FNMA, Series 2016-49, Class PA	3.000%	09/25/45	810,092	723,799
FNMA, Series 2016-99, Class PH	3.000%	01/25/46	1,481,591	1,333,627
FNMA, Series 2016-02, Class PB	2.000%	02/25/46	208,711	187,383
FNMA, Series 2018-67, Class BA	4.500%	03/25/46	1,719,166	1,684,837
FNMA, Series 2018-25, Class P	3.500%	03/25/46	2,213,483	2,051,508
FNMA, Pool #BM5003	4.000%	03/01/47	1,202,197	1,099,909
FNMA, Series 2022-25, Class KA	4.000%	09/25/48	8,992,006	8,377,499
FNMA, Series 2019-60, Class DA	2.500%	03/25/49	1,734,181	1,442,464
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	7,082,895	5,046,039
FNMA, Pool #FM9631	3.000%	11/01/51	8,037,622	6,724,386
FNMA, Pool #FS3678	3.000%	12/01/51	13,338,656	11,188,841
FNMA, Pool #CB3051	3.000%	03/01/52	7,405,648	6,207,952
FNMA, Pool #FS4520	3.000%	04/01/52	35,875,448	30,056,795
FNMA, Pool #FS4608	3.000%	05/01/52	9,984,092	8,379,302

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.1% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 12.5% (Continued)
FNMA, Pool #FS2724	3.000%	07/01/52	$ 15,266,462	$ 12,749,625
				194,702,050
Government National Mortgage Association - 1.2%
GNMA, Pool #004847M	4.000%	11/01/25	34,081	33,342
GNMA, Pool #780400X	7.000%	12/01/25	341	342
GNMA, Pool #780420X	7.500%	08/01/26	269	271
GNMA, Pool #002658M	6.500%	10/01/28	5,093	5,277
GNMA, Pool #002945M	7.500%	07/01/30	407	419
GNMA, Pool #004187M	5.500%	07/01/38	7,226	7,248
GNMA, Series 2021-175, Class DG	2.000%	10/20/51	23,505,428	18,731,848
				18,778,747

Total Collateralized Mortgage Obligations (Cost $365,652,027)				$ 329,337,532

MUNICIPAL BONDS - 2.3%	Coupon	Maturity	Par Value	Value
Hamilton County Ohio Health Care FACS Revenue, Series 2019	3.374%	06/01/34	$ 5,000,000	$ 4,058,810
Kansas Development Finance Authority, Series 2015 H	3.741%	04/15/25	3,705,000	3,605,511
Kansas Development Finance Authority, Series 2015 H	4.091%	04/15/27	125,000	120,288
Kansas Development Finance Authority Revenue, Series 2015 H	3.941%	04/15/26	8,000,000	7,730,590
Kentucky Property and Buildings Commission Revenue, Series 2010C	5.373%	11/01/25	450,000	447,300
Ohio University General Receipts, Series 2020	1.766%	12/01/26	2,000,000	1,799,942
Pennsylvania State University, Series 2020 D	1.893%	09/01/26	4,635,000	4,217,469
Texas Natural Gas Securitization Finance Corp. Revenue, Series 2023 A-1	5.102%	04/01/35	10,000,000	9,811,719
University of Cincinnati Ohio General Receipts Revenue, Series 2019 B	2.162%	06/01/25	2,185,000	2,068,224

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 2.3% (Continued)	Coupon	Maturity	Par Value	Value
University of Washington Revenue, Series 2009B	5.400%	06/01/36	$ 3,000,000	$ 2,936,266
Total Municipal Bonds (Cost $39,221,951)				$ 36,796,119

U.S. GOVERNMENT & AGENCIES - 2.8%	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 1.8%
FNMA	3.320%	04/01/28	$ 9,000,000	$ 8,198,520
FNMA	3.740%	07/01/28	8,938,000	8,240,623
FNMA	3.650%	01/01/29	5,000,000	4,639,794
FNMA	3.150%	06/01/29	8,000,000	7,192,288
				28,271,225
Federal Home Loan Bank - 1.0%
FHLB	4.750%	12/10/32	16,325,000	15,815,469

Total U.S. Government & Agencies (Cost $48,243,899)				$ 44,086,694

U.S. TREASURY OBLIGATIONS - 33.7%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 12.7%
U.S. Treasury Bonds	2.375%	02/15/42	$ 100,000,000	$ 69,125,001
U.S. Treasury Bonds	2.500%	02/15/45	100,000,000	67,906,250
U.S. Treasury Bonds	2.500%	05/15/46	44,300,000	29,667,156
U.S. Treasury Bonds	2.750%	08/15/47	44,290,000	30,919,956
				197,618,363
U.S. Treasury Notes - 21.0%
U.S. Treasury Notes	2.875%	05/15/32	74,250,000	65,177,578
U.S. Treasury Notes	4.125%	11/15/32	81,500,000	78,609,297
U.S. Treasury Notes	3.500%	02/15/33	87,100,000	79,927,859
U.S. Treasury Notes	3.375%	05/15/33	91,830,000	83,292,680

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 33.7% (Continued)	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 21.0% (Continued)
U.S. Treasury Notes	3.875%	08/15/33	$ 23,000,000	$ 21,731,406
				328,738,820

Total U.S. Treasury Obligations (Cost $593,820,347)				$ 526,357,183

PREFERRED STOCKS - 0.6%			Shares	Value
Financials - 0.6%
Allstate Corp. (The), 5.100%, 01/15/53 (Cost $8,526,035)			347,996	$ 8,964,377

MONEY MARKET FUNDS - 0.2%			Shares	Value
First American Government Obligations Fund - Class Z, 5.22% (b) (Cost $2,893,828)			2,893,828	$ 2,893,828

Investments at Value - 98.9% (Cost $1,747,152,877)				$ 1,545,336,042

Other Assets in Excess of Liabilities - 1.1%				16,788,541

Net Assets - 100.0%				$ 1,562,124,583

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	The rate shown is the 7-day effective yield as of September 30, 2023.

H15T1Y	- U.S. Treasury yield curve rate for U.S. Treasury Note with a constant maturity of 1 year.
plc	- Public Limited Company
RFUCCT	- Refinitiv USD IBOR Cash Fallbacks.
SOFR	- Secured Overnight Financing Rate.